Discontinued Operations	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
3.	DISCONTINUED OPERATIONS

Disposal of Broad Cosmos and its Subsidiaries

On June 11, 2025, the Group resolved to dispose the legacy air travel media network business operations, which were conducted through Broad Cosmos, its subsidiaries, VIEs and VIEs’ subsidiaries. The business was disposed to an unrelated third party for exchange of US$1. The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which triggers discontinued operations accounting in accordance with FASB ASC 205-20-45. The Disposition was completed on September 3, 2025. The results of operations related to the discontinued operations for the six months ended June 30, 2025 were reported as loss from discontinued operations.

The results of discontinued operations for the six months ended June 30, 2025 are as follows:

For the six months ended June 30,
2025
(unaudited)
Revenues	$104
Less: Cost of revenues	(201)
Gross loss	(97)
Total operating expenses	(1,269)
Loss from discontinued operations	(1,366)
Total other income, net	1,327
Loss from discontinued operation before income taxes	(39)
Income tax expenses from operations	—
Net loss from discontinued operations	$(39)